CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Revenue	$ 1,866,352	$ 701,729	$ 3,595,705	$ 2,037,059
Costs and expenses:
Direct costs (excluding depreciation and amortization)	1,357,942	493,410	2,615,309	1,444,536
Selling, general and administrative expense	206,713	82,715	382,614	254,309
Depreciation and amortization	140,636	16,801	175,317	48,981
Transaction and integration-related expenses	149,791	402	182,309	(497)
Restructuring	6,162	0	6,162	18,089
Total costs and expenses	1,861,244	593,328	3,361,711	1,765,418
Income from operations	5,108	108,401	233,994	271,641
Interest income	53	268	496	2,518
Interest expense	(102,306)	(3,239)	(129,584)	(9,640)
(Loss) income before provision for income taxes	(97,145)	105,430	104,906	264,519
Benefit arising (provision) for income taxes	3,563	(13,706)	(26,718)	(32,706)
(Loss) income before share of earnings from equity method investments	(93,582)	91,724	78,188	231,813
Share of equity method investments	(688)	(83)	(1,471)	(83)
Net income	(94,270)	91,641	76,717	231,730
Net income attributable to noncontrolling interest	0	0	0	(633)
Net (loss) income attributable to the Group	$ (94,270)	$ 91,641	$ 76,717	$ 231,097
Net (loss) income per Ordinary Share attributable to the Group (note 14):
Basic (USD per share)	$ (1.17)	$ 1.74	$ 1.23	$ 4.28
Diluted (USD per share)	$ (1.17)	$ 1.72	$ 1.22	$ 4.25
Weighted average number of Ordinary Shares outstanding (note 14):
Basic (in shares)	80,771,397	52,737,299	62,264,851	52,885,252
Diluted (in shares)	80,771,397	53,194,327	63,095,857	53,283,680